Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2025 ₪ / shares	Dec. 31, 2024 $ / shares shares
Shareholders’ Equity [Line Items]
Share capital amount authorized | $		$ 20,000,000
Common stock, shares authorized | shares		200,000,000			200,000,000
Common stock, per share | (per share)		$ 0.1		₪ 0.1	$ 0.1
Intrinsic value of options outstanding | $		$ 0
Intrinsic value of exercisable options | $		81
Intrinsic value of options vested | $		$ 0
Weighted-average remaining contractual life of outstanding options		5 months 8 days
Weighted-average remaining contractual life of exercisable options		5 months 8 days
Weighted average vesting period		2 years 1 month 2 days
Options, expiration period		10 years
Shares available for future issuance | shares		566,962
Granted shares | shares		922,688
Forecast [Member]
Shareholders’ Equity [Line Items]
Number of options vested | shares	40,000
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Unrecognized compensation cost | $		$ 10,054
Granted shares | shares		922,688	1,510,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Vesting period for plan		1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Vesting period for plan		4 years